File Nos.  2-99124
                                                                        811-9132

              As filed with the Securities and Exchange Commission
                               On November 4, 1995


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

                             REGISTRATION STATEMENT
                               Filed Pursuant to:

                           THE SECURITIES ACT OF 1933
                       THE INVESTMENT COMPANY ACT OF 1940



                           JWB AGGRESSIVE GROWTH FUND
               (Exact Name of Registrant as Specified in Charter)

   Century Square Building, 1188 Bishop St., Suite #1712, Honolulu, HI 96813
                    (Address of principal executive offices)

                                  808-524-0577
              (Registrant's telephone number, including area code)

                                 with a copy to:

                            John W. Bagwell, Trustee
                           JWB Aggressive Growth Fund
                            Century Square Building
                          1188 Bishop St., Suite #1712
                               Hoholulu, HI 96813
                    (Name and address of agents for service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:
 /   /  Immediately upon filing pursuant to Rule 485(b)
 /   /  On          , 1995 pursuant to Rule 485(b)
 /   /  60 days after filing pursuant to Rule 485(a)
 /   /  On          , 1995 pursuant to Rule 485(a)

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of Capital Stock, at
 .01 par value per share. The amount of the registration fee required by Rule 24f-2 is $500.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRATION SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREFORE BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTILL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(A), MAY DETERMINE.

                              CROSS REFERENCE PAGE

Prospectus                                                              Part (A)
Statement of Additional Information                                     Part (B)
     A. General Information and History
     B. Investment Ojectives and Policies
     C. Management of the Fund
     D. Control Persons and Principal Holders of Securities
     E. Investment Advisory and Other Services
     F. Brokerage Allocation and Other Practices
     G. Capital Stock and Other Securities
     H. Purchase, Redemption and Pricing of Securities Being Offered
     I. Tax Status
     J. Underwriters
     K. Financial Statements
Signature Page                                                          Part (C)
Exhibits                                                                Part (C)
     A. A copy of the Massachusetts business trust.
     B. A copy of the Massachusetts business trust by-laws.
     C. An unsigned copy of the investment advisory engagement agreement.
     D. A copy of the custodial agreement
     E. Letter of opinion and consent as to the legality of the securities being registered.
     F. Balance sheet and accounting opinion.
     G. Mutual Fund Subscription Agreement for initial seed money.

{Exhibits 3, 4, 6, 7, 9, 12, 14, 15, 16, 17 not applicable.}

(Cover Page)

                           JWB AGGRESSIVE GROWTH FUND
(Picture of statue)

This brochure includes a prospectus which describes the funds' investment objectives and policies, risks expenses, and miscellaneous fees. Please read this Prospectus carefully before investing.

Not part of the prospectus.

                           JWB AGGRESSIVE GROWTH FUND


JWB AGGRESSIVE GROWTH FUND'S principal objective is to produce capital gains. The investment strategy is to invest in a diversified portfolio of common stocks on the NYSE, NASDAQ, and the American Stock exchange which show strong growth momentum, while trading at reasonable valuations relative to the companies' growth rate over a stated period.

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL.

This prospectus sets forth basic information that investors should know about concerning this fund prior to investing. This prospectus should be retained for future reference. A Statement of Additional Information that has been filed with the Securities and Exchange Commission will be available upon request (without charge), by writing or calling Shareholder Services Department . This prospectus omits certain information contained in the registration statement filed with the Securities and Exchange Commission. Copies of the registration statement, including items omitted from this prospectus, may be obtained from the Securtities and Exchange Commission, by paying the charges prescribed under its rules and regulations.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR
ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                          PROSPECTUS: Date ___________
------------------------------------------------------------------------------

(Dedicated to my loving wife and son, parents and grandmother, family and friends, and almighty God who made this all possible.)

Pg. 2

TABLE OF CONENTS

                                                                                                   Page
Synopsis, Suitability and Investment Risks ......................................................    2
Table of Fees and Expenses ......................................................................    3
Financial Highlights ............................................................................    4
Performance and Definition of Terms .............................................................    4
The Fund in Detail and Management ...............................................................  5-6
The Principal Objective and Investment Strategy .................................................  6-8
Portfolio Turnover ..............................................................................    8
Portfolio Price Executions ......................................................................    8
How to Purchase Shares ..........................................................................  8-10
Systematic Withdrawal Plan, Automatic Investment Plan,
and Automatic Dividend Investment Plan .......................................................... 10-11
Retirement Plans ................................................................................    11
How to Redeem Shares ............................................................................ 12-13
Business Hours of the Fund and Determination of Net Asset Value .................................    14
Dividends, Distributions, and Tax Matters ....................................................... 14-15
General Information on the Custodian and Transfer Agent, Legal Counsel, Auditors, and Distributor    16
Shareholder Information .........................................................................    16
APPLICATIONS AND INSTRUCTIONS ................................................................... 17-22

SYNOPSIS

JWB Aggressive Growth Fund is a Massachusetts business trust organized on October 10, 1995. The purpose of the Massachusetts business trust is to run a diversified open-end management investment company (referred to as a mutual fund). The Massachusetts business trust has hired JWB Management Corp. to manage the day-to-day operations of the fund. (See The Fund in Detail on page 5.) A MUTUAL FUND pools shareholders' money and invests it toward a specific objective. THE PRINCIPAL OBJECTIVE is to produce capital gains. THE INVESTMENT STRATEGY is to invest in a diversified portfolio of common stocks on the NYSE, NASDAQ, and the American Stock Exchange which show strong growth momentum, while trading at reasonable valuations, relative to the companies' growth rate over a stated period. (See The Principal Objective and Investment Strategy on page 6-7.) The advisor for the fund is John W. Bagwell of JWB Investment Advisory & Research, which he has managed since its' inception in 1995. (See Management on page 5-6.) The fund imposes no sales charge on purchases or redemptions. The minimum initial purchase for non-qualified accounts is $10,000 with subsequent investments which must be $5,000 or more. For IRA accounts (or other qualified accounts) the minimum initial purchase is $250, and subsequent investments must be $50 or more. (See How to Purchase Shares on page 8 and How to Redeem Shares on page 12.)

SUITABILITY AND INVESTMENT RISKS

The fund was designed for investors who want to invest in the stock market for long-term capital appreciation. The fund may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in quality common stocks traded on NYSE, NASDAQ, and the American Stock exchanges. The value of the fund's investments will vary from day-to-day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In short-term, stock prices can fluctuate dramatically in response to these factors. However, over time, stocks although more volatile, have shown greater growth potential. The fund is not, in itself, a balanced investment plan. Providing current income is not an objective of the fund. Any income produced is expected to be minimal. You should consider your investment objective, risk tolerances, and needs when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them. There is no assurance that this fund can achieve its' objectives, since all investments are inherently subject to market risk.

Pg. 3

TABLE OF FEES AND EXPENSES

This table is designed to help an investor understand the various costs the investor will incur, directly or indirectly.

                                                      JWB AGGRESSIVE GROWTH FUND

Maximum Sales Load imposed on the
Purchase of the Fund....................................................... None

Maximum Sales Load Imposed on Re-invested
Dividends and Distributions................................................ None

Deferred Sales Load........................................................ None

Redemption Fee............................................................. None

*Annual Fund Operating Expenses:
** Management Fee............................................................ 1%
***Other Expenses.......................................................... .90%

      TOTAL FUND OPERATING EXPENSES....................................... 1.90%

* The fund's operating expenses are factored into its share price or dividends and is not charged directly to shareholders' accounts. ** The management fee is higher than that paid by most investment management firms. *** The other expenses are based on an estimated amount for the current fiscal year.

The following examples illustrate the operating expenses that an investor would pay on $1,000 investment over various time periods, assuming (a) a 5% annual return and (b) redemption at the end of each of the following years:

1 year .................................................................... $20
3 years.................................................................... $62


THE ABOVE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE PERFORMANCE, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Pg. 4

FINANCIAL HIGHLIGHTS

The data, with respect to JWB Aggressive Growth Fund for the fiscal year, will end December 31st. The financial highlights of the fund are included in the annual report and will be audited by Frasher & Associates, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report by Frasher & Associates covering such highlights. Further information about the fund's performance is contained in its annual report to shareholders, a copy of which (including the report by Frasher & Associates) may be obtained from the fund free of charge upon request.

            SELECTED PER-SHARE DATA AND RATIOS (YEARS ENDING _____):
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:                                                                1995
  Net Asset Value, beginning period ..............................................................$
  Income from investment operations ..............................................................
  Net realized and unrealized gain (losses) on securities ........................................
  Total from Investment Operations ...............................................................

LESS DISTRIBUTIONS:
  From net investment income .....................................................................
  From net realized gain .........................................................................
  Total Distributions ............................................................................
NET ASSET VALUE, END OF PERIOD ...................................................................
TOTAL RETURN .....................................................................................

RATIOS/SUPPLEMENTAL DATA:
  Net Assets end of period (000s omitted) ........................................................$
  Ratio of Expenses to Average Net Assets ........................................................
  Ratio of Net Investment Income to Average Net Assets ...........................................
  Portfolio Turnover Rate ........................................................................

(Expenses were limited in accordance with state limitations.)
--------------------------------------------------------------------------------

PERFORMANCE AND DEFINITION OF TERMS
A mutual fund's performance is measured by total return and/or yield.
TOTAL RETURN shows the fund's overall change in value, including changes in share price and assuming all the fund's dividends and capital gains distributions are re-invested. CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance, since they are not the same as actual year-by-year results. Thus, average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. YIELD refers to income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Since yield differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders. In addition, from time-to-time, the fund management may waive all or a portion of its' management fees. Such a practice will have the effect of increasing the fund's yield and total return. PERFORMANCE OF THE FUND will vary from time-to-time and past performance is not indicative of future results.

Pg. 5

THE FUND IN DETAIL

JWB AGGRESSIVE GROWTH FUND is a Massachusetts business trust organized on October 10, 1995. The purpose of the Massachusetts business trust is to run a diversified open-end management investment company (referred to as a mutual fund). The Massachusetts business trust has hired JWB Management Corp. to manage the day-to-day operations of the fund.

The fund is governed by a board of trustees which is responsible for protecting the interests of the shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The fund may hold special meetings and mail materials. These meetings may be called to elect or change trustees, to change custodial & transfer agent contracts, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The fund is not required to hold annual meetings, nor does intend to, unless required by the 1940 act. In addition, shareholders may remove a trustee, if 10% or more of the outstanding shareholders vote for such change.

MANAGEMENT

JWB Management Corp., which manages the operations of the fund, has 4 directors. They are as follows: John W. Bagwell, CEO, from Hawaii; Marko D. Popovic, CFO, from Michigan; Richard A. Barnett, COO, from Michigan and Roger Y. Dewa, Secretary & General Counsel, from Hawaii. Each of the directors above are also trustees for the JWB Aggressive Growth Fund. The trustees of the fund who are not interested persons of such registered company may be found in the back of the prospectus (under Shareholder Information). JWB MANAGEMENT CORP. PRINCIPAL BUSINESS ADDRESS IS CENTURY SQUARE BUILDING, 1188 BISHOP ST., SUITE #1712, HONOLULU, HI 96813. ITS BUSINESS PHONE NUMBER IS (808) 524 - 0577.

Changes may occur in the overall ownership of JWB Management Corp. due to death or disability, which would result in changes in the overall ownership of the stock. Such changes could result in one or more members (or beneficiaries of the founding fathers) becoming dominate shareholders of the stock. Under these circumstances the fund would not terminate or require shareholder approval and would continue to operate as usual.

John W. Bagwell is the portfolio manager (also known as the advisor and trustee) for JWB Aggressive Growth Fund, which he has managed since its' inception in 1995. Mr. Bagwell has been registered as a Registered Investment Advisor with the Securities and Exchange Commission and the State of Hawaii since 1993 (he owns 100% of, and operates as, JWB Investment Advisory & Research). Mr. Bagwell has previously been a general securities principal for several broker/dealers, and has been a broker in the securities arena since 1989. The advisor's function is to conduct securities research, buy and sell securities for the fund's portfolio, and conduct in a limited capacity, some fund administration duties as needed. {Cont. next page.}

Pg. 6

In addition, even though the advisor has had years of experience in advising and trading of securities portfolios, the advsior has had no experience in running an investment management company. The annual compensation paid to the advisor is equal to 1% of the average daily net assets of the fund, less any compenstaion payable to other trustees and directors. The principal address for JWB Investment Advisory & Research is: Century Square Building, 1188 Bishop St., Suite #2909, Honolulu, HI 96813.

THE PRINCIPAL OBJECTIVE AND INVESTMENT STRATEGY

The PRINCIPAL OBJECTIVE for JWB Aggressive Growth Fund is to produce capital gains. The INVESTMENT STRATEGY for JWB Aggressive Growth Fund is to invest primarily in a diversified portfolio of common stocks on the NYSE, NASDAQ, and the American Stock Exchange which show strong growth momentum, while trading at reasonable valuations relative to the companies' growth rate over a stated period. The principal objective and investment strategy may not be changed without the vote of the majority of outstanding voting securities of the trustees. The investment advisor will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth. The fund will invest in large-cap, meduim-cap, and small-cap stocks, but the fund will predominately have a large portfolio of medium-sized companies (under $2 billion in market capitalization) and small-sized companies (under $500 million in market capitalization). Investors should realize that equity securities of medium to small-sized companies may involve greater risk than is associated with investing in more established companies, which often have limited product and market diversification with fewer financial resources or may be dependent on a few key managers.

THE ADVISOR'S PHILOSOPHY TO WINNING IN THE STOCK MARKET, is to lose the least amount possible, by recognizing mistakes, and sell without hesitation to cut losses quickly. There's an old adage, sometimes the best offense is a great defense. With this in mind, the advisor may sell any security that loses approximately 8 to 10% of its' value, when there is a fundamental change in the underlying company. On the flip side, successful stocks, after breaking out tend to move up 25% and then decline, build a new base, and occasionally, a few stocks resume their advance. So the advisor's basic objective when considering profit, is to first show a net profit, obviously by selling and taking profits, and not getting greedy in the process. There's an old adage, bulls make money, bears make money, and pigs get slaughtered. Keeping to this philosophy, the advisor will sell stock when it has made a gain of approximately 25%. In some cases the advisor will let the stock run, but have an 8 to 10% adjusting stop loss. So when the stock starts to lose steam, the advisor can get out and take a net profit. By doing this the advisor can avoid getting caught in a major correction. OBVIOUSLY, THIS DOES NOT MEAN THE FUND WILL MAKE 25% PROFIT OR IMPLY THE FUND WILL MAKE A PROFIT AT ALL. THIS PARAGRAPH SIMPLY OUTLINES THE PHILOSOPHY AND GOALS OF THE FUND ADVISOR.

Pg. 7

Concerning a fundamental policy (which cannot be changed without shareholder approval), the advisor may hold up to 5-10% cash in the portfolio, which will be invested in cash equivalents for pending investments or for redemptions. With respect of 100% of the assets of the fund, the advisor will not purchase more than 5% of any one corporation's securities, or 10% of any one company's outstanding voting class securities. With respect to the concentration policy, the fund will not invest in more than 25% of the total assets in any one industry.

THE FUND MAY PURCHASE PRIVATELY PLACED SECURITIES (often referred to as private placements), whose resale is restricted under applicable securities laws. Such securities may offer a higher return than comparably registered securities, but involve some additional risk as they can be resold only in privately negotiated transactions, in accordance with an exemption from the registration requirements under applicable securities laws or after registration. Private placement securities acquired by the fund will be eligible by the fund, pursuant to Rule 144 under the Securities Act of 1933 ("Rule 144A"). Rule 144A permits many privately placed or legally restricted securities to be freely traded without restriction among certain institutional buyers, such as the fund. While maintaining oversight, the Board of Trustees of the fund has delegated to the manager the day-to-day function of determining whether individual Rule 144A securities are liquid for purposes of the fund's 5% limitation on investments in illiquid securities. ALSO, THE FUND MAY PURCHASE EXEMPT OFFERINGS UNDER REGULATION A, which may offer a higher return than registered securities, but involve some additional risk as they may only be resold in a privately negotiated transaction, if such exempt offerings are not sold freely on an exchange. Exempt offerings may be illiquid or liquid, depending on the underlying companies' offering before or after its registration with the Securities and Exchange Commission. If such securities are bought before registration, then the resale of such exempt offerings is restricted under applicable securities laws. NO INVESTMENT SHALL BE MADE IN ANY PRIVATE PLACEMENT OR EXEMPT OFFERINGS UNDER REGULATION A, UNLESS THE INVESTMENT IS COLLATERALIZED BY THE UNDERLYING COMPANY, USING U.S. GOVERNMENT ZERO-COUPON BONDS AND PLACED IN ESCROW AS A SECURED POSSESSION AGAINST DEFAULT. In addition, from time-to-time, the advisor may buy private placements or exempt offerings under Regulation A from other trustees within the fund, whom have subsidiaries, that meet the strict guidelines above, and meet the requirements of the Securities and Exchange Commission.

The fund may also buy American Depository Receipts (ADRs), but it will be a rare occasion for the fund manager to do so. DEFINITION: ADRs are receipts of shares of a foreign-based corporation held in the vault of a U.S. bank and entitling the shareholder to all the dividends and capital gains.

THE FUND'S FUNDAMENTAL POLICIES (WHICH CANNOT BE CHANGED WITHOUT SHAREHOLDER APPROVAL) ARE TO KEEP THE OVERALL PORTFOLIO AS SIMPLE AS POSSIBLE, SO THE FUND WILL NOT CONTAIN ANY OF THE FOLLOWING TYPES OF SECURITIES OR SECURITIES
TRANSACTIONS: 1. Bonds (Except for the case of cash equivalents.); 2. Puts and Calls, Short Sales, or Margins (Except such short-term credits as are necessary for the clearance of transactions.); 3. Futures or Derivatives Contracts and 4. Repurchase Agreements.

Pg. 8

While the fund is permitted under certain circumstances to borrow money, the fund does not intend to borrow in the initial upcoming year. The fund will not purchase securities while any borrowings are outstanding. The fund will only borrow for temporary emergencies, and will have a limit on borrowing of up to 20% of the fund's total assets.The fund will constantly strive to attain its principal objective, which is to produce capital gains. There can be no assurance that this fund can achieve its objectives, since all investments are inherently subject to market risk (as with all mutual funds). Please remember, this fund has been designed primarily to produce capital gains. Providing current income is not an objective of the fund. Any income produced is expected to be minimal.

PORTFOLIO TURNOVER

Any particular security will be sold, and the proceeds re-invested, whenever such action is deemed prudent from the viewpoint of the fund's investment objectives, regardless of the holding period of the security. In the future, the fund's historical turnover rate will be included in the fund's financial highlights table. Higher portfolio turnover rate results in higher rate of net realized capital gains to the fund, thus the portion of the fund's distributions constituting taxable gains may increase. In addition, the degree of portfolio activity will affect brokerage costs of the fund. Given the fund's investment objective, its' annual portfolio turnover rate may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the fund's portfolio at the beginning of the year were replaced by the end of the year. The turnover rate also may also be affected by cash requirements from redemptions and the repurchase of fund shares.

PORTFOLIO PRICE EXECUTIONS

The fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide the best brokerage and research to the fund's portfolio manager. These services may be used by the fund's manager in servicing any of its accounts, subject to the best price and execution.

HOW TO PURCHASE SHARES

The minimum initial purchase FOR NON-QUALIFIED ACCOUNTS IS $10,000. SUBSEQUENT INVESTMENTS MUST BE $5,000 OR MORE. FOR IRA ACCOUNTS (OR OTHER QUALIFIED ACCOUNTS) THE MINIMUM INITIAL PURCHASE IS $250, AND SUBSEQUENT INVESTMENTS MUST BE $50 OR MORE. All purchases are made at NAV (Net Asset Value), since there is no sales load. In addition, there is no deferred sales load, redemption fee, or sales load imposed on re-invested dividends and distributions. The fund's annual operating expenses will be factored into the share price or dividends and is not charged directly to shareholders' accounts (see page 3 for an example of operating expenses over a 3 year period). Shares are purchased at the next offering price or NAV, as applicable, calculated after your order is received and accepted by the transfer agent. As with all no-load mutual funds, the offering price is the same as the NAV. (See page 14 for Determination of Net Asset Value.)

Pg. 9

JWB Aggressive Growth Fund may in the future be purchased through a discount brokerage, that has entered into a contract with the fund. If and when the fund has entered into such contract, you may purchase shares of the fund, but may be charged a separate fee for account transaction charges (by the discount brokerage). It is the responsibility of your investment professional (at the discount brokerage) to transmit your order to the transfer agent before 4:00 p.m. Eastern time. The transfer agent must receive payment within three business days after an order for shares is placed, otherwise your purchase order may be canceled and you could be held liable for the resulting brokerage fees and/or losses (if applicable).

IF YOU ARE NEW TO JWB AGGRESSIVE GROWTH FUND, complete and sign an account application and mail it along with your check. If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need to fill out the special (qualified account) application. IF YOU ALREADY HAVE MONEY INVESTED IN JWB AGGRESSIVE GROWTH FUND, you can: 1. Mail in a new check with cover letter stating your account number, or mail a check with a remittance slip from a confirmation statement, or 2. Wire money into your account or contact your discount brokerage.

TO INVEST BY MAIL,  PLEASE SEND  APPLICATION  AND CHECK TO SHAREHOLDER  SERVICES
DEPARTMENT:

JWB AGGRESSIVE GROWTH FUND               OR CALL: 1-800-___-____ FOR SHAREHOLDER
Declaration Service Company              SERVICES  DEPARTMENT  for  additional
P.O. Box 9006                            information or assistance.
Valley Forge, PA  19485

PURCHASE BY WIRE: To insure prompt credit to your account, an investor or his dealer should call JWB Aggressive Growth Fund Shareholder Services Department at 1-800-___-____ prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

The First National Bank of Boston
ABA #011000390
Attn: JWB Aggressive Growth Fund
Account #6140
For The Benefit Of:
Shareholder's Name: ____________
Shareholder's Account Number # _______-____________

All wire purchases received after 4:00 p.m. Eastern time or during a holiday, will be confirmed at the price determined on the next business day.

ACCOUNTS SUBMITTED WITHOUT A CORRECT, CERTIFIED TAXPAYER IDENTIFICATION NUMBER OR A COMPLETED IRS FORM W-8 (FOR NON-RESIDENT ALIENS) OR FORM W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. (See page 15, under taxes for applicable IRS penalties.)

Pg. 10

WAYS TO SET UP YOUR ACCOUNT: 1. Individual or Joint Tenant - individual accounts are owned by one person; joint accounts are owned by two or more owners (called Tenants). 2. Retirement accounts such as an IRA, (see Retirement Plans.) 3. Gifts or Transfers to a Minor (UGMA, UTMA) - these custodian accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year to a child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). 4. Trust - the trust must first be established before an account can be opened. 5. Business or Organization - for investment needs of corporations, associations, partnerships, or other groups.

MARKET TIMING: There shall be no market timing accounts allowed (concerning third party advisors) for this fund.

SYSTEMATIC WITHDRAWAL PLAN, AUTOMATIC INVESTMENT PLAN, AND AUTOMATIC DIVIDEND INVESTMENT PLAN

SYSTEMATIC WITHDRAWAL PLAN: Under a systematic withdrawal plan, a shareholder can arrange for monthly, quarterly or annual checks in any amount (but not less than $100) to be drawn against the balance of his or her account. Payment of this amount can be made on the 5th or the 25th of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan, but thereafter, there is no requirement to maintain any minimum investment. Under a systematic withdrawal plan, all shares are to be held by the transfer agent, and all dividends and distributions are re-invested in shares of the fund by the transfer agent.

To provide funds for payments made under the systematic withdrawal plan, the transfer agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption. Payments under a systematic withdrawal plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and capital gains or losses, rather than ordinary income. The systematic withdrawal plan may be terminated at any time upon 10 days prior notice to Shareholder Services Department (1-800-711-6967). Payments are normally made by check. As an alternative, you may elect to have your payments transferred from your fund account to your pre-designated bank account.

AUTOMATIC INVESTMENT PLAN: Shareholders who wish to make monthly investments may establish an automatic investment plan. Under this plan, on any particular day of each month, a draft is drawn on the shareholder's bank account in the amount specified by the shareholder (minimum $100 per investment, per account). The proceeds of the draft are invested in shares of the fund at the applicable NAV price determined on the date of the investment. An automatic investment plan may be discontinued upon 10 days prior notice to Shareholder Services Department (1-800-711-6967).

Pg. 11

AUTOMATIC DIVIDEND INVESTMENT PLAN: Shareholders may elect to have all dividends and distributions declared and paid in cash or invested at net asset value. (SEE "DIVIDENDS, DISTRIBUTIONS, AND TAX MATTERS" ON PAGE 14 FOR FURTHER DETAILS OF THIS PROGRAM.)

RETIREMENT PLANS

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and have lower minimums. JWB Aggressive Growth Fund has made the following retirement plans (EXCEPT THOSE MARKED WITH AN ASTERISK) available to corporations, individuals and employees of non-profit organizations and public schools.

INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone under the legal age of 70 1/2 with earned income to invest up to $2,000 per year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements. *401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
*MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.

Information concerning these retirement plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling Shareholder Services Department (1-800-711-6967). THE PLAN CUSTODIAN CURRENTLY IMPOSES AN ANNUAL $15 MAINTENANCE FEE WITH RESPECT TO EACH IRA RETIREMENT ACCOUNT for which it serves as the custodian. The fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed the cost).

* For 401(k) plans, money purchase plans, and profit sharing plans (Keoghs), the fund does not currently act as a sponsor or administrator for such plans, but may offer these plans in the future.

Pg. 12

HOW TO REDEEM SHARES

Shares of JWB Aggressive Growth Fund may be redeemed by mail or by telephone (CALL SHAREHOLDER SERVICES DEPARTMENT AT 1-800-711-6967 IF YOU NEED ASSISTANCE). All shares redeemed carry no redemption fee or charge. In addition, JWB Aggressive Growth Fund shares may be redeemed through a discount brokerage (if and when it has entered into such contract with the fund), but you may be charged a separate fee for account transaction charges (by the discount brokerage).

REDEMPTION BY MAIL: Redemption requests must be in writing and sent to Shareholder Services Department (please follow instructions below). Upon receipt of a redemption request in proper form, payment will be made as soon as possible (a practical response time to receive your check is 5 to 7 business days after Shareholder Services Department receives the redemption letter). PLEASE SEND
YOUR LETTER BY CERTIFIED MAIL. The redemption letter (called the letter of instruction) must include the following: 1. Your name, the fund name, and the account number; 2. The shares to be redeemed, or the dollar amount; 3. Original signatures of each registered owner, exactly as the shares are registered; 4. Signature guarantee (if applicable, READ SIGNATURE GUARANTEE BELOW); 5. Any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities. TO MAIL LETTER OF INSTRUCTION, SEE PAGE 9 FOR ADDRESS OF SHAREHOLDER SERVICES DEPARTMENT. UNLESS OTHERWISE INSTRUCTED, THE TRANSFER AGENT WILL SEND A CHECK TO THE ADDRESS OF RECORD.

The burden is on the shareholder to inquire as to whether any additional documentation is required. Any requests not in proper form may be rejected, and in such case must be renewed in writing. In addition to these requirements, shareholders who have established an IRA account should include the following information along with a written request for either partial or full liquidation of fund shares: 1. A statement as to whether or not the shareholder has attained age 59 1/2 and 2. A statement as to whether or not the shareholder elects to have federal income taxes withheld from the proceeds of the liquidation. IF YOU CHANGE YOUR ADDRESS OF RECORD, BE SURE TO INFORM SHAREHOLDER SERVICES DEPARTMENT BY CALLING: 1-800-711-6967.

SIGNATURE GUARANTEES: A signature guarantee is designed to protect the investor, JWB Aggressive Growth Fund, and the agents verifying the signature of each investor seeking to redeem or transfer shares. EXAMPLES OF WHEN SIGNATURE GUARANTEES ARE REQUIRED ARE: 1. Redemptions by mail in excess of $5,000; 2. Redemptions by mail, if the proceeds are to be paid to someone other than the name(s) in which the account is registered; 3. Written redemptions requesting that proceeds be sent by wire to other than the bank of record for the account;
4. Redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; 5. Requests to transfer the registration of shares to another owner; 6. A change in the telephone redemption authorization on the account application and/or 7. Changes in previously designated wiring instructions.

Pg. 13

ACCEPTABLE GUARANTORS WHO PROVIDE SIGNATURE GUARANTEES include banks, broker/dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission. Be it further provided that such guarantor institution is listed in one of the reference guides contained in the transfer agent's current signature guarantee standards and procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The transfer agent will also accept signatures with either: 1. A signature guaranteed with a medallion stamp of the Stamp Program, or 2. A signature guaranteed with a medallion stamp of the New York Stock Exchange Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. CALL SHAREHOLDER SERVICES DEPARTMENT FOR FURTHER INFORMATION AT 1-800-711-6967.

REDEMPTION BY TELEPHONE: Shareholders may request a redemption by telephone if they have selected this option on their account application, or if they have completed the separate telephone redemption authorization form (to request this form, call Shareholder Services Department at 1-800-711-6967). If a shareholder does not wish to allow telephone redemptions by any person for his account, the shareholder should decline that option on the account application. THE TELEPHONE REDEMPTION FEATURE CAN BE USED ONLY if: 1. The redemption proceeds are to be mailed to the address of record, or wired to the pre-authorized bank account as indicated on the account application; 2. There has been no change of address of record on the account within the preceding 30 days; 3. The shareholder requesting the redemption can provide proper identification information; 4. The proceeds of the redemption do not exceed $5,000. Your fund account will be debited $18 for each wire order (under the telephone redemption privilege).

ALL QUALIFIED ACCOUNTS {IRAs, IRA-SEPs, 403(b), 401(k)s or Money Purchase/Profit Sharing Plans (Keogh Plans)} ARE NOT ELIGIBLE FOR THE TELEPHONE REDEMPTION OPTION. JWB Aggressive Growth Fund may make arrangements with certain discount brokerage houses to accept telephone instructions for the redemption of shares. JWB Aggressive Growth Fund reserves the right to impose conditions on these dealers, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with JWB Aggressive Growth Fund. JWB AGGRESSIVE GROWTH FUND AND DECLARATION SERVICE COMPANY WILL NOT BE HELD LIABLE FOR ANY LOSS, COST, OR EXPENSE FOR ACTING UPON INSTRUCTIONS (BY TELEPHONE OR IN WRITING) BELIEVED BY IT TO BE GENUINE AND IN ACCORDANCE WITH REASONABLE PROCEDURES DESIGNED TO PREVENT UNAUTHORIZED TRANSACTIONS. Procedures for verification of telephone transactions may include recordings of telephone transactions, requests for confirmation of the shareholder's Social Security number, current address and/or mailing address, and mother's maiden name will be used for verification. In addition, confirmations will be mailed promptly after the transaction. The telephone redemption privilege is not available on accounts where the address has been changed within 30 days prior to a redemption. The redemption proceeds will not be mailed or wired except to the address of record.

Pg. 14

BUSINESS HOURS OF THE FUND

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

DETERMINATION OF NET ASSET VALUE

The net asset value per share will be calculated as of the close of trading on the NYSE (currently 4:00 p.m. Eastern time). In the event that the New York Stock Exchange (NYSE) closes early (before 4:00 p.m. Eastern time) on a particular day, the net asset value will be determined 15 minutes following the close of the NYSE on that particular day. THE NET ASSET VALUE PER SHARE IS
CALCULATED BY SUBTRACTING THE FUND'S LIABILITIES FROM ITS ASSETS AND DIVIDING THE RESULT BY THE TOTAL NUMBER OF FUND SHARES OUTSTANDING. The determination of the fund's liabilities include accrued expenses and dividends payable, and its' total assets include portfolio securities valued at their fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by the board of directors or trustees. JWB Aggressive Growth Fund has hired The First National Bank of Boston to compute the NAV daily for the fund. Concerning short-term obligations with maturities of 60 days or less, they are valued at amortized cost (which approximates market value).

DIVIDENDS, DISTRIBUTIONS, AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS: The fund will make payments from net investment income and net realized securities profits, if any, once a year, near the end of the calendar year, to comply with certain requirements of the Internal Revenue Code. Both dividends and distributions, if any, are automatically re-invested in your account at net asset value. Any check for payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be re-invested in the shareholder's account at the current net asset value and the dividend option may be changed from cash to re-invest.

TAXES: The fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code. As such, the fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the code. The fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to the shareholder as ordinary income, whether received in cash or in additional shares.

FOR CORPORATE INVESTORS, dividends from net investment income will generally qualify, in part, for the corporate dividends-received deduction. The portion of dividends paid by the fund that so qualifies will be designated each year in a notice mailed to the fund's shareholders.

Pg. 15

Distributions paid by the fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of the time an investor has owned shares in the fund. Capital gains distributions may be expected to vary considerably from year-to-year. For those investors who purchased shares shortly before the record date (the date on which a shareholder must officially own shares to be entitled to a distribution), a portion of the investment will be returned as a taxable distribution. Dividends will generally be treated as distributed when paid. Dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the fund and received by the shareholder on December 31 of the year declared. Each year the fund will send you information on the tax status of the fund's dividends and distributions. The fund will also mail you information on the tax status of the fund's dividend income, if any, which was specifically related to the fund's cash equivalents (used to hold excess cash), that may be exempt from state income tax.

When the shareholder sells shares of the fund, it is a taxable event, and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on the sale of the fund's shares which had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding. Investors who do not supply the fund with the correct TIN (tax identification number) will be subject to a $50 penalty imposed by the IRS, unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on the application or makes any other false statement resulting in no backup withholding on an account, which should be subject to backup withholding, said investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties, fines and/or imprisonment. Under existing provisions of the code, non-resident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on income derived from dividends and distributions (other than exempt-interest dividends and capital gain dividends). Under applicable treaty law, residents of treaty countries may qualify for reduced rate of withholding or a withholding exemption. Whenever you sell shares of the fund, the transfer agent will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a transaction statement at least quarterly. However, it is up to you and your tax advisor to determine whether a sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS AS THE INFORMATION THEY CONTAIN WILL BE ESSENTIAL IN CALCULATING THE AMOUNT OF YOUR CAPITAL GAINS. THIS TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS concerning the federal, state, local or foreign tax consequences of an investment in this fund.

Pg. 16

GENERAL  INFORMATION  ON THE  CUSTODIAN,  TRANSFER  AGENT,  LEGAL  COUNSEL,  AND
AUDITORS

THE CUSTODIAN: The First National Bank of Boston, 150 Royall Street, Canton, Massachusetts 02021 (1-617-575-2000), serves as custodian for the portfolio securities and cash.

THE TRANSFER AGENT: Declaration Service Company, 555 North Lane, Suite #6160, Conshohocken, Pennsylvania 19428 (1-800-___-____), serves as the transfer agent which handles shareholder correspondence for the fund.

LEGAL COUNSEL: The law firm of Sullivan & Worcester, One Post Office Square, Boston, Massachusetts 02109, serves as counsel to the fund.

LEGAL COUNSEL: The law firm of Roger Dewa, Attorney at Law, 1001 Bishop St., Suite #480, Honolulu, Hawaii 96813, serves as counsel to the fund and has passed the legality of the shares offered pursuant to this prospectus.

INDEPENDENT AUDITORS: The independent auditors for the fund will be Frasher & Associates, 1475 Saratoga Ave., Suite #190, San Jose, California 95129, which will audit the fund according to Securities and Exchange Commission Regulations.

BROWN LEGAL RESOURCES, INC.: Provides certain administrative services to the fund. 152r Main Street, Suite #200, Wenham, Massachusetts 01984.

DISTRIBUTOR: Declaration Distributors, Inc., 555 North Lane, Suite #6160, Conshohocken, Pennsylvania 19428, acts as the distributor for the fund.

------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SHAREHOLDER INQUIRIES: Shareholder inquiries concerning their accounts should be directed to JWB Aggressive Growth Fund Shareholder Services Department by calling: 1-800-___-____. The transfer agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately proceeding year.

SHAREHOLDER STATEMENTS AND REPORTS: Each time you buy and sell shares or re-invest a dividend or capital gain distribution in the fund, you will receive a statement confirming such transaction and listing current share balance with the fund. You will also receive a transaction statement at least quarterly. In addition, you will also receive annual and semi-annual reports and year-end tax information about your account(s). Recipients of this prospectus will be provided with a copy of the annual report of the fund and a quarterly portfolio composition report, upon request, without charge.

TRUSTEES OF THE FUND WHO ARE NOT INTERESTED PERSONS OF SUCH REGISTERED COMPANY ARE AS FOLLOWS: 1. Scott Hadley, of California; 2. Terry S. Krznarich, M.D., of Michigan; 3. Wallace Y. Watanabe, of Hawaii.

Pg. 17
                           Not Part of the Prospectus

                    JWB AGGRESSIVE GROWTH ACCOUNT APPLICATION

For  JWB  use  only   ___________-___________________   {FOR   ASSISTANCE   CALL
1-800-___-____}
--------------------------------------------------------------------------------

ACCOUNT REGISTRATION: Social Security Number  ____-____-_______

[] Individual ___________________________   _____________________  ________________________________
              First                         Middle                 Last Name

[] Joint Tenant _________________________   _____________________  ________________________________
                First                       Middle                 Last Name

*Joint tenant does not need a Social Security number. In addition, for joint registrations, the account registration will be joint tenants with right of survivorship, and not tenants in common unless tenants in common or community property registrations are requested. I understand that I am responsible for consulting an attorney to determine whether applicable state law recognizes the joint tenancy with right of survivorship form of ownership.

--------------------------------------------------------------------------------

SECURITY INFORMATION NEEDED FOR TELEPHONE REDEMPTIONS / TELEPHONE REDEMPTION
PRIVILEGE: Mother's Maiden Name:
                      _______________________  _________________________________
                      First                    Last Name

For corporations, trusts, partnerships or other entities, the mother's maiden name of the trustee or registered officer authorized to redeem money shall be used as a security measure. [] I want the TELEPHONE REDEMPTION PRIVILEGE. Unless indicated below, I authorize the transfer agent to accept instructions from any person to redeem shares in my account, by telephone, in accordance with the procedures and conditions set forth in the prospectus. {TELEPHONE REDEMPTIONS ARE USUALLY MAILED TO THE ADDRESS OF RECORD, BUT IF YOU THINK YOU MAY NEED THE MONEY FASTER, PLEASE FILL OUT THE BANK INFORMATION ON PAGE 19, SO THE MONEY CAN BE WIRED TO YOUR BANK ACCOUNT.} Your fund account will be debited $18 for each wire order. [] I do not want the telephone redemption privilege.
--------------------------------------------------------------------------------

[] GIFT TO MINOR    __________________________________________ AS CUSTODIAN FOR
                    Custodian's Name (Only one per account)

___________________________________     _________________________      _________
Minor's Name (Only one per account)     Minor's Social Security #      State

{This act comes under the Uniform Gifts to Minors Act or the Uniform Transfer to Minors Act. See pg. 10 of the prospectus for more information.}

--------------------------------------------------------------------------------

[] TRUST

--------------------------------------------------------------------------------
Name of Trustee
            TRUSTEE FOR ________________________________________________________
                        Name of Trust

DATED ________________     ______________________________
                           Taxpayer Identification Number

                        {DO NOT USE FOR IRA APPLICATION}

Pg. 18

[] CORPORATION   [] PARTNERSHIP   [] OTHER TYPE OF ENTITY

________________________________________________________________________________
Name of Corporation, Partnership or Other Type of Entity

______________________________________________    ______________________________
Registered Officer                                Taxpayer Identification Number

--------------------------------------------------------------------------------

MAILING ADDRESS

_________________________________________________________   ____________________
Street or P.O. Box                                          Suite or Apt. Number

___________________________________   _____________________   __________________
City                                  State                   Zip

(______) ____________________________      (______) ____________________________
Daytime Phone                              Evening Phone

--------------------------------------------------------------------------------

[] U.S. CITIZEN   [] RESIDENT ALIEN   [] NON-RESIDENT ALIEN __________________
                                                           (Specify the Country)
--------------------------------------------------------------------------------

YOUR  INITIAL   INVESTMENT  AMOUNT  (Minimum  initial   investment  $10,000  and
subsequent investment $5,000)

$________________            [] Investment  by mail (Make check payable to JWB
                                Aggressive Growth   Fund.)
Your Initial Investment      [] Investment   by  wire  (Call: 1-800-___-____ or
                                read instructions on page 9 of the prospectus.)

--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN (A minimum account balance of $5,000 is required to estabilish this plan.)

[] Yes (Please send checks in the amount of  $____________ {Minimum of $100}.)
[] Monthly   [] Quarterly   [] Annual  Withdrawal
[] I want the  systematic  withdrawal  to be made on the 5th of the month.  [] I want the systematic withdrawal to be made on the 25th of the month.
[] Have  all  payments  transferred  from my fund  account  to my bank  account.
   {PLEASE FILL OUT BANK INFORMATION ON PAGE 19.}

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT PLAN

[] Re-invest all dividends and capital gains.  [] Have all dividends and capital gains paid in cash.

Pg. 19

YOUR SIGNATURE

I/we am/are of legal age, have received and read the prospectus, agree to it's terms and understand that by signing below: (1) I/we hereby ratify any instructions, including telephone instructions, given on this account and agree that neither the fund nor Declaration Service Company will be liable for any loss, cost or expense for acting upon such instructions (by telephone or in writing) believed by it to be genuine and in accordance with reasonable procedures designed to prevent unauthorized transactions; (2) as required by federal law, I/we certify under penalties of perjury, that the Social Security or taxpayer identification number provided is correct, and (3) that the IRS has never notified me/us that I/we am/are subject to 31% backup withholding, or has notified me/us that I/we are no longer subject to such backup withholding. (Please take note: If part (3) of the preceding sentence is not true in your case, please strike out that part before signing.

X____________________________________    X____________________________________    X____________
Individual (Or Custodian)                 Joint Tenant (If applicable)             Date
X____________________________________    X____________________________________    X____________
Trustee, or Registered Officer, Etc.      Title                                    Date

--------------------------------------------------------------------------------

MAIL CHECK AND COMPLETED APPLICATION TO:

JWB Aggressive Growth Fund
Declaration Service Company                 CALL: 1-800-___-____ For Assistance.
P.O. Box 9006
Valley Forge, PA  19485

--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN

I authorize JWB Aggressive Growth Fund to establish an automatic investment plan for me and draw on my [] Checking [] Savings in the amount of $______________ ($100 minimum) on the ______ DAY of each month, which is to be invested into JWB Aggressive Growth Fund. {PLEASE FILL OUT BANK INFORMATION BELOW.}

I agree that if such debit is not honored upon presentation, Declaration Service Company may discontinue this service and any purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase is made, Declaration Service Company shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This automatic investment plan may be discontinued upon 30 day written notice or at any time by the investor by written notice to Declaration Service Company, which is received not later than 5 business days prior to the above designated investment date.
X_____________________________________ X________________________________________
 Signature(s)
--------------------------------------------------------------------------------

BANK INFORMATION: Please complete the following information and include a voided check to establish an automatic investment plan, systematic withdrawal plan, or a wire transfer for the telephone redemption privilage (or ACH):
______________________________________  ________________________________________
Name of Bank                            Account Number
________________________________________________________________________________
Address of Bank                                        City, State, and Zip Code
______________________________________  ________________________________________
Bank Routing Number                     Name of Account Holder
(The 9 digit number on the lower left side of check.) X_____________________________________ X_______________________________________
Signature(s)

Pg. 20                      (Not Part of the Prospectus)

JWB AGGRESSIVE GROWTH FUND IRA APPLICATION AND ADOPTION AGREEMENT
For JWB use only ___________-_______________   {FOR ASSISTANCE CALL
____________________________________________    CALL 1-800-___-____} ______

IRA REGISTRATION:  _____________________________________________________________
                   Name

--------------------------------------------------------------------------------
Mailing Address
                                                       City, State, and Zip Code
------------ ----------------------- ---------------------  --------------------
Birth Date   Social Security Number  Daytime Phone Number   Evening Phone Number

TYPE OF IRA INVESTMENT

[] Regular IRA                                        $_____________     {Maximum contribution is $2,000 per year.}
[] Spousal IRA                                        $_____________     {A spouse with earned income under $250
                                                                         may contribute a minimum of $250 to a
                                                                         separate IRA account.}
[] Rollover IRA Contribution                          $_____________
(Must be done within 60 days)
[] From Qualified Plan   [] From Another IRA                             {MAIL IRA APPLICATION TO:
                                                                         JWB AGGRESSIVE GROWTH FUND
[] SEP-IRA                                            $_____________     Declaration Service Company
                                                                         P.O. Box 9006
[] IRA Transfer                                       $_____________     Valley Forge, PA  19485}
(Please complete IRA transfer form.)

CONTRIBUTION FOR: [] Current Tax Year 19__ [] Prior Tax Year 19__. ANNUAL CUSTODIAN FEE: $15 shall be debited directly from your fund account.

BENEFICIARY DESIGNATION

-------------------------------------------   -------------------------------------    -------------------
PRIMARY Beneficiary Name                      Relationship-Percentage-Date of Birth    Social Security Number

------------------------------------------------------------------------------------------------------
Address                                                                      City, State, and Zip Code

-------------------------------------------   -------------------------------------   -------------------
SECONDARY Beneficiary(ies) Name               Relationship-Percentage-Date of Birth   Social Security Number

------------------------------------------------------------------------------------------------------
Address                                                                      City, State, and Zip Code

Any married resident of a "community property" or marital property state, which classifies this IRA under state law as community property, who designates a beneficiary or beneficiaries other than his or her spouse to receive more than half of the account balance, must obtain the consent of his or her spouse to such beneficiary designation. The spouse's signature below shall serve as evidence of consent. I HEREBY give the account holder any interest I may have in the funds deposited in this account and consent to the beneficiary designation(s) indicated above. I assume full resposibility for any adverse consequences that may result. No tax or legal advice was given to me by the trustee or custodian.
X__________________________________________    X__________________
SPOUSE'S SIGNATURE                             Date

I hereby adopt the JWB Aggressive Growth Fund's Individual Retirement Custodial Account Agreement appointing The First National Bank of Boston as Custodian. I have received, read and understood the Individual Retirement Custodial Account Agreement and Disclosure Statement and the Prospectus for the JWB Aggressive Growth Fund under this Agreement. "I CERTIFY UNDER PENALTIES OF PERJURY that the Social Security number or tax ID number entered above is correct and that I have not been notified by the IRS that I am subject to backup withholding unless I
have   checked   this   box."  []
X___________________________________________   X_________________
YOUR SIGNATURE                                 Date

Pg. 21                      (Not Part of the Prospectus)

JWB AGGRESSIVE GROWTH FUND IRA TRANSFER
FORM

____________________ (THIS FORM MUST ACCOMPANY THE IRA APPLICATION AND ADOPTION AGREEMENT.) __________________

NAME AND ADDRESS

--------------------------------------------------    --------------------------
Name                                                  Social  Security Number

--------------------------------------------------------------------------------
Address
                                                       City, State, and Zip Code
-----------------------------    -----------------------------
Daytime Phone Number             Evening Phone Number

IRA INFORMATION
[] Regular IRA  [] Spousal IRA  [] Rollover IRA   [] SEP-IRA
[] CD Maturity Date ______________  [] Other_______________

IRA INVESTMENT INSTRUCTIONS TRANSFER TO: (CHECK ONE OF THE FOLLOWING)
[] I am opening a new account and have attached an IRA Application and Adoption Agreement.
[] Please deposit proceeds in my existing JWB Aggressive Growth Fund
IRA.  ________________-_________________________
      Your Account Number

TRANSFER FROM

-----------------------------------    -----------------------------------------
Account Number                         Name of Current Trustee or Custodian

--------------------------------------------------------------------------------
Address of Current Trustee or Custodian                City, State, and Zip Code

AUTHORIZATION TO CURRENT TRUSTEE OR CUSTODIAN
To current Trustee or Custodian: Please liquidate [] All or [] Part ($______________________) of the account listed above and transfer the proceeds of liquidation directly to my JWB Aggressive Growth Fund IRA. [] Immediately or
[] At maturity

X_________________________________________     X ________________________
Your Signature                                 Date

*IMPORTANT* Your current trustee or custodian may require your signature to be guaranteed. Call them for requirements.

-----------------------------------------------------   -------------
Name of Bank or Firm                                    Date



-----------------------------------------------------
Signature Guarantee (Notary publics are not acceptable guarantors.)

********************************************************************************

LETTER OF ACCEPTANCE: Acceptance by Declaration Service Company., agent for The First National Bank of Boston, which accepts its appointment as Custodian for the above referenced account and requests the transfer of assets as indicated above. To ensure proper crediting, make check payable to The First National Bank of Boston, for the benefit of _____________ (the account holder's name), and reference the following:

-----------------------------------------------  -------------------------------
Custodian for JWB Agressive Growth Fund          Account of (Participant's Name)

-----------------------------------------------
Participant's Account Number

ATTENTION CURRENT TRUSTEE OR CUSTODIAN: Mail check and a copy of this form identifying it as a transfer of assets to: JWB Aggressive Growth Fund, Declaration Service Company, P. O. Box 9006, Valley Forge, PA 19485.

----------------------------------------------------   --------------------
Authorized Signature                                   Date

Pg. 22

IRA AUTOMATIC INVESTMENT PLAN

I authorize JWB Agressive Growth Fund to establish an automatic investment plan for me and draw on my [] Checking [] Savings in the amount of $______________ ($100 minimum) on the _______ DAY of each month, which is to be invested into JWB Agressive Growth Fund. {PLEASE FILL OUT BANK INFORMATION BELOW.}

I agree that if such debit is not honored upon presentation, Declaration Service Company may discontinue this service and any purchase made upon deposit of such debit may be canceled. I further agree that if the net asset value of the shares purchased with such debit is less when said purchase is canceled than when the purchase is made, Declaration Service Company shall be authorized to liquidate other shares or fractions thereof held in my account to make up the deficiency. This automatic investment plan may be discontinued upon 30 day written notice or at any time by the investor by written notice to Declaration Service Company, which is received not later than 5 business days prior to the above designated investment date.

X________________________________________    X_________________________________
Signature(s)

--------------------------------------------------------------------------------

IRA SYSTEMATIC WITHDRAWAL PLAN (A minimum account balance of $5,000 is required to establish this plan.)

[] Yes (Please send checks in the amount of $_______________ {Minimum of $100}.)
[] Monthly [] Quarterly  [] Annual Withdrawal
[] I want the  systematic  withdrawal  to be made on the 5th of the month.  [] I want the systematic withdrawal to be made on the 25th of the month.
[] Have  all  payments  transferred  from my fund  account  to my bank  account.
   {PLEASE FILL OUT BANK INFORMATION BELOW.}

--------------------------------------------------------------------------------

BANK INFORMATION: Please complete the following information and include a voided check to establish an IRA automatic investment plan or a IRA systematic withdrawal plan:

------------------------------------------    ----------------------------------
Name of Bank                                  Account Number

--------------------------------------------------------------------------------
Address of Bank                                        City, State, and Zip Code

------------------------------------------    ----------------------------------
Bank Routing                                  Number Name of Account Holder
(The 9 digit number located on the lower left side of your check.)

X________________________________________    X__________________________________
Signatures(s)
X___________ (Date)                                       X_____________ (Date)

                    STATEMENT OF ADDITIONAL INFORMATION

                        JWB AGGRESSIVE GROWTH FUND

                             (The registrant)

The statement of additional information is not a prospectus, and the statement of additional information should be read in conjunction with the prospectus. You may obtain a copy of the prospectus from Forum Financial Corp. by calling 1-800-711-6967.

Date of the prospectus to which the statement of additional informational relates: ____________________________

Date of the statement of additional information: _________________

Pg. 2
                             TABLE OF CONTENTS

                                                                           PAGE

A. General Information and History                                            2
B. Investment Objectives and Policies                                         2
C. Management of the Fund                                                   3-6
D. Control Persons and Principal Holders of Securities                        6
E. Investment Advisory and Other Services                                     6
F. Brokerage Allocation and Other Services                                    6
G. Capital Stock and Other Securities                                      7-12
H. Purchase, Redemption and Pricing of Securities Being
   Offered                                                                   13
I. Tax Status                                                                13
J. Underwriters                                                              13
K. Financial Statements                                                      13

GENERAL INFORMATION AND HISTORY

    The fund is a Massachusetts trust organized October 10, 1995, and has no operations since that date, other than organizational development.

INVESTMENT OBJECTIVES AND POLICIES

As mentioned in the prospectus on page 7, the fund's fundamental policies (which cannot be changed without shareholder approval) is to keep the overall portfolio as simple as possible, so the fund will not contain any of the following types of securities transactions (in addition to the ones mentioned in the prospectus):

1. Preferred stock

2. Senior securities

3. Underwriting of securities of other issuers.

4. The purchase or sale real estate (other than the funds head quarters) and real mortgage loans.

Pg. 3

MANAGEMENT OF THE FUND

                              Positions Held          Principal Occupation(s)
Name and Address              with Registrant           During the Past 5 years
* John W. Bagwell             Trustee                 JWB Aggressive Growth Fund
                                                        (10/95 to present)
                              CEO                     JWB Management Corp.
                                                        (10/95 to present)
                              General Securities      Polaris Financial
                                Principal               Services, Inc.
                                                        (6/93 to 10/95)
                              Registered Invest-      JWB Investment
                                ment Advisor            Advisory & Research
                                                        (4/93 to present)
                              General Securities      Mariner Financial
                                Principal &             Services. Inc.
                                Registered Rep.         (11/91 to 6/93)
                              Reg. Rep.               Gaidos/Tani Assoc.
                                                        (11/91 to 12/92)
                              Reg. Rep.               Money Concepts
                                                        International
                                                        (7/90 to 11/91)

Pg. 4

*Marko D. Popovic Fund        Trustee                 JWB Aggressive Growth
                                                        (10/95 to present)
                              CFO                     JWB Management Corp.
                                                        (10/95 to present)
                              CEO                     The Wellington Group. LTD.
                                                        (10/95 to present)
                              CEO                     The First Capital Group
                                                        (10/93 to present)
                              Regional Sales Dir.     Harden and Assoc.
                                                        (1/92 to 9/93)
                              CEO                     The Tutoring Company
                                                        (7/89 to 1/92)

*Richard A. Barnett           Trustee                 JWB Aggressive Growth
                                                        Fund (10/95 to present)
                              COO                     JWB Management Corp.
                                                        (10/95 to present)
                              President               The Wellington Group, LTD.
                                                        (10/95 to present)
                              President               Personal Financial Planning
                                                        (1/94 to present)
                              Vice President          Jameson Financial Group
                                                        (9/92 to 12/93)
                              Agent                   American United Life
                                                        (10/90 to 8/90)

*Roger Y. Dewa                Trustee                 JWB Aggressive Growth Fund
                                                        (10/95 to present)
                              Secretary & General     JWB Management Corp.
                                Counsel Attorney        (10/95 to present)
                                                        Roger Y. Dewa (26 years)



Pg. 5

Scott Hadley                  Non-Interested          JWB Aggressive Growth Fund
                                Trustee                 (10/95 to present)
                              Computer Technician     McDonnell Douglas Corp.
                                                        (? to present)

Keith W. Pack                 Non-Interested          JWB Aggressive Growth Fund
                                Trustee                 (10/95 to present)
                              Manager                 Allay Industries
                                                        (9/94 to present)
                              Manager                 MAI Systems
                                                        (5/84 to 9/94)

Terry S. Krznarich, M.D.      Non-Interested          JWB Aggressive Growth Fund
                                Trustee                 (10/95)
                              Doctor                  St. Johns Hospital
                                                        (7/92 to present)
                              Intern/Student          Wayne State Medical School
                                                        (8/88 to 6/92)
                              Student                 Wayne State University
                                                        Medical School
                                                        (8/83 to l2/87)

* Interested trustees.

There has been no remuneration for any trustee in the last year over $60.000.

                                           Capacities in
                                        Which Remuneration
                                         will be Received          Aggregate
Name of Person                             in the Future          Remuneration

John W. Bagwell                         42% of Net Income             N/A
Mark D. Popovic                         36% of Net Income             N/A
Richard A. Barnett                      12% of Net Income             N/A
Roger Y. Dewa                           2% of Net Income              N/A

Pg. 6

                                            Pension or
                                        Retirement Benefits
                                          Accrued During        Estimated Annual
                                         Registrants Last        Benefits Upon
Name of Person                              Fiscal Year            Retirement

John W. Bagwell                         N/A                       4.2 million
Mark D. Popovic                         N/A                       3.6 million
Richard A. Barnett                      N/A                       1.2 million
Roger Y. Dewa                           N/A                         200,000

[Computation for estimated annual benefits was based on the fund reaching the 1 billion asset mark, times 1%, and then multiplied against the income factor of each trustee.]

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The fund has no outside controlling parties.

INVESTMENT ADVISORY AND OTHER SERVICES

The investment advisor (John W. Bagwell of JWB Investment Advisory & Research) is owned 100% by the advisor. There is no person or entity that controls the advisor.

The advisory fee payable to the advisor by the fund is not based on any type of set performance standard. In addition there shall be no credit allocation given to the advisor. Concerning issues of expense limitations given by other trustees of the fund. The trustees are giving $3,000 a month to cover expenses incurred by the advisor until the fund makes money, but there is no true expense limitation. There has been no compensation to the advisor before 9/7/95 by anyone.

BROKERAGE ALLOCATION AND OTHER PRACTICES

There has been no brokerage commissions paid out to any brokerage company yet. Brokers will be selected based on the lowest commission cost, ability of the registered trader assigned to the advisor, in some circumstances, whether the brokerage underwriting a particular IPO and research capabilities (which no soft dollar arrangement).

Pg. 7

CAPITAL STOCK AND OTHER SECURITIES

                                 ARTICLE 6
                           PORTFOLIOS AND SHARES

SECTION 6.1 Description of Portfolios and Shares.

(a) Shares: Portfolios: Series of Shares. The beneficial interest in the Trust shall be divided into Shares having a nominal or par value of one cent ($.01) per Share, of which an unlimited number may be issued. Without limitation of any other powers accorded to them by Article 3 of this Declaration or otherwise, the Trustees shall have the power and authority (without any requirement of Shareholder approval), at any time or from time to time,

    (i) to establish and designate one or more separate, distinct and independent Portfolios, in addition to the Aggressive Growth Portfolio established and designated in Section 6.2 hereof, into which the assets of the Trust shall be divided;

    (ii) to authorize a separate Series of Shares for each such additional Portfolio (each of which Series shall represent beneficial interests only in the Portfolio with respect to which such Series was authorized);

    (iii) to fix and determine the relative rights and preferences of Shares of the respective Series as to rights of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and conditions under which the Shareholders of the several Series shall have separate voting rights or no voting rights; and

    (iv) to classify or reclassify any unissued Shares, or any Shares of any Series previously issued and reacquired by the Trust, into Shares of one or more other Series that may be established and designated from time to time.

    Except as otherwise provided as to a particular Portfolio herein or in the Certificate of Designation therefor, the Trustees shall have all the rights and powers, and be subject to all the duties and obligations, with respect to each such Portfolio and the assets and affairs thereof as they have under this Declaration with respect to the Trust and the Trust Property in general.

    (b) Establishment, etc. of Additional Portfolios: Authorization of Shares. The establishment and designation of any Portfolio (in addition to the Aggressive Growth Portfolio established and designated in Section 6.2 hereof) and of the Series of Shares representing the beneficial interests therein shall be effective upon the execution by a Majority of the Trustees (or by an officer of the Trust pursuant to the vote of a Majority of the Trustees) of an instrument setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series and the manner in which the same may be amended (a "Certificate of Designation"), which may provide that the number of Shares of such Series that may be issued is unlimited, or may limit the

Pg. 8

number issuable. At any time at which no Shares of a Series (including the Aggressive Growth Series established and designated in Section 6.2 hereof) are outstanding, the Trustees may terminate such Series and the Portfolio to which it pertains by an instrument so providing which is executed by a Majority of the Trustees, or by an officer of the Trust pursuant to the vote of a Majority of the Trustees (a "Certificate of Termination"). Each Certificate of Designation or Certificate of Termination, and any instrument amending a Certificate of Designation, shall have the status of an amendment to this Declaration, and shall be filed as provided in Section 9.4 hereof, but such filing shall not be a prerequisite to the effectiveness thereof.

    (c) Character of Separate Portfolios and Shares Thereof. Each Portfolio established hereunder shall be a separate component of the assets of the Trust, and the holders of Shares of the Series representing the beneficial interests in that Portfolio shall be considered Shareholders of such Portfolio, and also as Shareholders of the Trust for purposes of receiving reports and notices and (except as otherwise provided herein or in the Certificate of Designation of a particular Portfolio as to such Portfolio, or as required by the 1940 Act or other applicable law) the right to vote, all without distinction by Series.

    (d) Consideration for Shares. The Trustees may issue Shares of any Series for such consideration (which may include property subject to, or acquired in connection with the assumption of, liabilities) and on such terms as they may determine (or for no consideration if pursuant to a Share dividend or split-up), all without action or approval of the Shareholders. All Shares when so issued on the terms determined by the Trustees shall be fully paid and non-assessable (but may be subject to mandatory contribution back to the Trust as provided in Section 6.2(h) hereof).

    SECTION 6.2 Establishment and Designation of the Aggressive Growth Portfolio and of the Shares Thereof: General Provisions for All Portfolios. Without limiting the authority of the Trustees set forth in Section 6.1(a) hereof to establish and designate further Portfolios, there are hereby established and designated the Aggressive Growth Portfolio and the Shares thereof, which shall be known as the Aggressive Growth Series; an unlimited number of Shares of such Series may be issued. Subject to the power of the Trustees to classify or reclassify any unissued Shares of a Series pursuant to Section 6.1(a) above, such Portfolio, and any further Portfolios that may from time to time be established and designated by the Trustees, and the Shares representing the beneficial interests therein, shall (unless the Trustees otherwise determine with respect to some further Portfolio at the time of establishing and designating the same) have the following relative rights and preferences:

    (a) Assets Belonging to Portfolios. Any portion of the Trust property allocated to a particular Portfolio, and all consideration received by the Trust for the issue or sale of Shares of such Portfolio, together with all assets in which such consideration is invested or reinvested, all interest, dividends, income, earnings, profits and gains therefrom, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held by the Trustees in trust for the benefit of the holders of Shares of that Portfolio and shall irrevocably belong to that

Pg. 9

Portfolio for all purposes: and shall be so recorded upon the books of account of the Trust, and the Shareholders of such Portfolio shall not have, and shall be conclusively deemed to have waived, any claims to the assets of any Portfolio of which they are not Shareholders. Such consideration, assets, interest, dividends, income, earnings, profits, gains and proceeds, together with any General Items allocated to that Portfolio as provided in the following sentence, an herein referred to collectively as "Portfolio Assets" of such Portfolio, and as assets "belonging to" that Portfolio. If the Trust shall have or realize any assets, income, interest, dividends, earnings, profits, gains or proceeds which are nor readily identifiable as belonging to any particular Portfolio (collectively "General Items"), the Trustees shall allocate such General Items to and among any one or more of the Portfolios of the Trust in such manner and on such basis as they, in (their sole discretion, deem fair and equitable; and any General Items so allocated to a particular Portfolio shall belong to and be part of the Portfolio Assets of that Portfolio. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Portfolios for all purposes.

    (b) Liabilities of Portfolios. The assets belonging to each Portfolio shall be charged with the liabilities incurred by or arising in respect of that Portfolio and all expenses, costs, charges and reserves attributable to that Portfolio, and at any time at which the Trust shall have more than one Portfolio, any general liabilities, expenses, costs, charges or reserves which are not readily identifiable as pertaining to any particular Portfolio shall be allocated and charged by the Trustees to and among any one or more of the Portfolios of the Trust in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so allocated and so charged to a particular Portfolio are herein referred to as "liabilities of" that Portfolio. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the Shareholders of all Portfolios for all purposes. The creditors of a particular Portfolio may look only to the assets of that Portfolio to satisfy such creditors' claims.

    (c) Dividends. Dividends and distributions on Shares of any Series may be paid with such frequency as the Trustees may determine, which may be daily or otherwise pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the Shareholders of that Series, from such of the income, accrued or realized, and capital gains, realized or unrealized, and out of the assets belonging to the Portfolio to which such Series pertains, as the Trustees may determine, after providing for actual and accrued liabilities of that Portfolio. All dividends and distributions on Shares of any Series shall be distributed pro rata to the holders of Shares of that Series in proportion to the number of such Shares held by such holders at the date and time of record established for the payment of such dividends or distributions, except that the Trustees may determine, in connection with any dividend or distribution program or procedure, that no dividend or distribution shall be payable on newly-issued Shares as to which the Shareholder's purchase order and/or payment have not been received by the time or times established by the Trustees under such program or procedure, or that dividends or distributions shall be payable on Shares which have been tendered by the holder thereof for redemption or repurchase, but the redemption or repurchase proceeds of which have not yet been paid to such Shareholder. Dividends and distributions on the

Pg. 10

Shares of a Series may be made in cash or Shares of that Series or a combination thereof as determined by the Trustees, or pursuant to any program that the Trustees may have in effect at the time for the election by each Shareholder of the mode of the making of such dividend or distribution to that Shareholder. Any such dividend or distribution paid in Shares will be paid at the net asset value thereof as determined in accordance with subsection (g) of this Section 6.2.

    (d) Liquidation. In the event of the liquidation or dissolution of the Trust, the Shareholders of each Portfolio with outstanding Shares shall be entitled to receive, when and as declared by the Trustees, the excess of the Portfolio Assets of such Portfolio over the liabilities of such Portfolio. The assets so distributable to the Shareholders of any Portfolio shall be distributed among such Shareholders in proportion to the number of Shares of that Portfolio held by them and recorded on the books of the Trust. The liquidation of any Portfolio may be authorized by vote of a Majority of the Trustees, subject to the affirmative vote of "a majority of the outstanding voting securities" of the Series representing the beneficial interests in that Portfolio, as the quoted phrase is defined in the 1940 Act, determined in accordance with clause (iii) of the definition of "Majority Shareholder Vote" in
Section 1.4 hereof.

    (e) Redemption by Shareholder. Each holder of Shares of any Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of such Shares at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (g) of this Section
6.2 after the Shares are properly tendered for redemption; provided, that the Trustees may from time to time, in their discretion, determine and impose a fee for such redemption. The redemption price of Shares redeemed under this subsection (e) shall be paid in cash; provided, however, that if the Trustees determine, which determination shall be conclusive, that conditions exist with respect to any Series of Shares which make payment wholly in cash unwise or undesirable, the Trust may make payment wholly or partly in Securities or other assets belonging to the Portfolio to which such Series pertains, at the value of such Securities or assets used in such determination of net asset value. Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holder of Shares of any Series to require the Trust to redeem such Shares during any period or at any time when and to the extent permissible under the 1940 Act.

    (f) Redemption at the Option of the Trust. Each Share of any Series shall be subject to redemption at the option of the Trust at the redemption price which would be applicable if such Share were then being redeemed by the Shareholder pursuant to subsection (e) of this Section 6.2: (i) at any time, if the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to the holders of the Shares of the Trust, generally, or of any Portfolio thereof, or (ii) upon such other conditions with respect to maintenance of Shareholder accounts of a minimum amount as may from time to time be determined by the Trustees and set forth in the then current Prospectus of such Portfolio. Upon such redemption the holders of the Shares so redeemed shall have no further right with respect thereto other than to receive payment of such redemption price.

Pg. 11

    (g) Net Asset Value. The net asset value per Share of any Series at any time shall be the quotient obtained by dividing the then value of the net assets of the Portfolio to which such Series pertains (being the current value of the assets then belonging to such Portfolio, less its then existing liabilities) by the total number of Shares of that Series then outstanding, all determined in accordance with the methods and procedures, including without limitation those with respect to rounding, established by the Trustees from time to time. The Trustees may determine to maintain the net asset value per Share of any Portfolio at a designated constant dollar amount and in connection therewith may adopt procedures not inconsistent with the 1940 Act for the continuing declaration of income attributable to that Portfolio as dividends payable in additional Shares of that Portfolio at the designated constant dollar amount and for the handling of any losses attributable to that Portfolio. Such procedures may provide that in the event of any loss each Shareholder shall be deemed to have contributed to the shares of beneficial interest account of that Portfolio such Shareholder's pro rata portion of the total number of Shares required to be canceled in order to permit the net asset value per Share of that Portfolio to be maintained, after reflecting such loss, at the designated constant dollar amount. Each Shareholder of the Trust shall be deemed to have expressly agreed, by investing in any Portfolio with respect to which the Trustees shall have adopted any such procedure, to make the contribution referred to in the preceding sentence in the event of any such loss.

    (h) Transfer. All Shares of the Trust shall be transferrable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

    (i) Equality. All Shares of each Series shall represent an equal proportionate interest in the assets belonging to the Portfolio to which such Series pertains (subject to the liabilities of that Portfolio), and each Share of any such Series shall be equal to each other Share thereof. The Trustees may from time to time divide or combine the Shares of any Series into a greater or lesser number of Shares of that Series without thereby changing the proportionate beneficial interest in the assets belonging to the Portfolio to which such Series pertains or in any way affecting the rights of the holders of Shares of any other Series.

    (j) Rights of Fractional Shares. Any fractional Share of any Series of Shares shall carry proportionately all the rights and obligations of a whole Share of that Series, including rights and obligations with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the Trust or of the Portfolio to which such Class pertains.

    (k) Conversion Rights. Subject to compliance with the requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of Shares of any Series shall have the right to convert said Shares into Shares of one or more other Series of the Trust in accordance with such requirements and procedures as the Trustees may establish.

Pg. 12

    SECTION 6.3 Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or of a Transfer Agent or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series that has been authorized. Certificates evidencing the ownership of Shares need not be issued except as the Trustees may otherwise determine from time to time, and the Trustees shall have power to call outstanding Share certificates and to replace them with book entries. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the use of facsimile signatures, the transfer of Shares and similar matters. The record books of the Trust as kept by the Trust or any Transfer Agent or similar agent, as the case may be, shall be conclusive as to who are the Shareholders and as to the number of Shares of each Series held from time to time by each such Shareholder.

    The holders of Shares of each Portfolio shall upon demand disclose to the Trustees in writing such information with respect to their direct and indirect ownership of Shares of such Portfolio as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code, or to comply with the requirements of any other authority.

    SECTION 6.4 Investments in the Trust. The Trustees may accept investments in any Portfolio of the Trust from such Persons and on such terms and for such consideration, not inconsistent with the provisions of the 1940 Act, as they from time to time authorize. The Trustees may authorize any Distributor, Principal Underwriter, Custodian, Transfer Agent or other Person to accept orders for the purchase of Shares that conform to such authorized terms and to reject any purchase orders for Shares, whether or not conforming to such authorized terms.

    SECTION 6.5 No Pre-emptive Rights. No Shareholder, by virtue of holding any shares of any Series shall have any pre-emptive or other right to subscribe to any additional Shares of that Series, or to any shares of any other Series, or any other Securities issued by the Trust.

    SECTION 6.6 Status of Shares. Every Shareholder, by virtue of having become a Shareholder, shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. Shares shall be deemed to be personal property, giving only the rights provided herein. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners. The death of a Shareholder during the continuance of the trust shall not operate to terminate the Trust or any Portfolio, nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under Declaration.

Pg. 13

PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

See prospectus. Nothing to add.

TAX STATUS

The registrant is qualified or intends to qualify under Subchapter M of the Internal Revenue Code [26 U.S.C. 851-856]. No other special tax issues that have not been disclosed in the prospectus, need to be addressed.

UNDERWRITERS

The fund is self-underwritten. There is no underwriter "per say" for the fund.

CALCULATION OF PERFORMANCE DATA

N/A. See prospectus.

FINANCIAL STATEMENTS

Will include balance sheet and financial in 4 to 6 months.

                                   SIGNATURES

Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Honolulu, and State of Hawaii on the 4th day of November, 1995.

                                                 JWB Aggressive Growth Fund
                                                 __________________________
                                                 By /s/ John W. Bagwell, Trustee
                                                    ____________________________
                                                    Signature and Title

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Marko D. Popovic              Trustee                11/4/95
____________________              _______                _______

/s/ Richard A. Barnett            Trustee                11/4/95
______________________            _______                _______